INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The Company’s income before income taxes consists of:

	Year ended June 30,
	2011	2012	2013

PRC	$49,016,069	$70,490,625	$67,927,931
Non-PRC	(1,106,988)	(3,564,560)	(7,310,250)

	$47,909,081	$66,926,065	$60,617,681

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2011	2012	2013

Current income tax expense	$7,634,494	$8,828,453	$10,052,627
Deferred income tax (benefit) expense	(1,190,527)	1,523,865	(1,955,829)

	$6,443,967	$10,352,318	$8,096,798

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The reconciliation of tax computed by applying the statutory tax rate in PRC of 25% to the income before income taxes is as follows:

	Year ended June 30,
	2011	2012	2013

Income before income taxes	$47,909,081	$66,926,065	$60,617,681

Expected income tax expense at statutory tax rate in PRC	11,977,270	16,731,517	15,154,420
Effect of different tax rates in various jurisdictions	15,070	417,565	897,861
Effect of preferential tax treatment	(5,768,020)	(6,551,269)	(5,993,792)
Effect of non-taxable income	(1,792,868)	(3,705,244)	(5,006,072)
Effect of additional deductible research and development expenses	(860,736)	(1,690,928)	(2,743,444)
Effect of non-deductible expenses	882,370	4,399,717	6,435,577
Under/(over) provision of income tax in previous years	792,662	(400,446)	(2,968,007)
Change in valuation allowance	149,420	-	2,232,838
Utilization of tax loss previously not recognized	(40,019)	-	-
Tax rate differential on deferred tax items	-	-	(699,417)
Withholding tax on dividend paid by subsidiary	1,077,377	-	1,248,355
Recognition of temporary difference not recognized in previous years	-	1,222,667	(286,776)
Others	11,441	(71,261)	(174,745)

Income tax expenses	$6,443,967	$10,352,318	$8,096,798

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The temporary differences that have given rise to the deferred tax assets consist of the following:

	June 30,
	2012	2013
Deferred tax assets-current
Allowance for doubtful accounts	$2,477,942	$4,577,626
Inventory provision	404,846	217,864
Provision for contract loss	-	332,547
Long-term assets	74,169	45,577
Deferred revenue	2,653,707	4,096,415
Deferred subsidies	661,981	786,545
Warranty liabilities	539,189	376,780
Recognition of intangible assets	326,552	389,967
Accrued payroll	511,593	726,286
Net operating loss carry forward	700,979	2,788,042
Less: valuation allowance	-	(2,232,838)
Total deferred tax assets-current	$8,350,958	$12,104,811

Deferred tax liabilities-current
Cost and estimated earnings in excess of billings	(7,590,901)	(11,230,330)
Others	(358,296)	(27,068)

Total deferred tax liabilities-current	(7,949,197)	(11,257,398)

Net deferred tax assets-current	772,061	3,033,931
Net deferred tax liabilities-current	$(370,300)	$(2,186,518)

Deferred tax assets, non-current
Long-term assets	495,865	477,000
Deferred subsidies	381,596	1,762,664
Recognition of intangible assets	573,710	446,413
Warranty liabilities	-	523,714
Total deferred tax assets-non-current	$1,451,171	$3,209,791

Deferred tax liabilities, non-current
Share of net gains of equity investees	(1,036,772)	(1,715,240)
Property, plant and equipment	-	(306,183)
Intangible assets	-	(2,966,515)
Total deferred tax liabilities-non-current	$(1,036,772)	$(4,987,938)

Net deferred tax assets-non-current	$414,399	$1,494,551
Net deferred tax liabilities-non-current	$-	$(3,272,698)